Note 20 - Parent Company (Details) - Condensed Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 1,888	$ 1,918	$ 1,611	$ 1,763	$ 6,865	$ 7,180	$ 7,028
Other									121	(831)	263
Net cash provided by operating activities									7,182	7,459	9,897
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings									21,017	3,999	4,271
Purchase of treasury stock									(6,784)
Common stock issued											74
Cash dividends									2,153	2,121	2,097
Net cash used for financing activities									50,374	18,709	(22,953)
Increase (decrease) in cash									(1,889)	(554)	(19,153)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				25,639				26,193	25,639	26,193	45,346
CASH AND CASH EQUIVALENTS AT END OF YEAR	23,750				25,639				23,750	25,639	26,193
Parent Company [Member]
OPERATING ACTIVITIES
Net income									6,865	7,180	7,028
Equity method investments, income (loss)									(3,587)	(4,772)	(5,378)
Net cash provided by operating activities									2,793	2,009	1,397
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings									6,363	(759)	(976)
Purchase of treasury stock									(6,784)
Common stock issued											74
Stock options exercised									(7)	(50)	(77)
Proceeds from dividend reinvestment plan									651	590	736
Cash dividends									(2,153)	(2,121)	(2,097)
Net cash used for financing activities									(1,930)	(2,340)	(2,340)
Increase (decrease) in cash									863	(331)	(943)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 466				$ 797	466	797	1,740
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,329				$ 466				1,329	466	797
Parent Company [Member] | Middlefield Banking Company [Member]
OPERATING ACTIVITIES
Equity method investments, income (loss)									(3,703)	(4,798)	(4,884)
Stock-based compensation expense									18	10
Other									(503)	(409)	(253)
Parent Company [Member] | Emerald Bank [Member]
OPERATING ACTIVITIES
Equity method investments, income (loss)											(598)
Parent Company [Member] | EMORECO [Member]
OPERATING ACTIVITIES
Equity method investments, income (loss)									$ 116	$ 26	$ 104